Average Annual Total Returns		12 Months Ended	60 Months Ended	62 Months Ended	107 Months Ended	120 Months Ended	121 Months Ended	136 Months Ended	200 Months Ended	209 Months Ended	279 Months Ended	281 Months Ended	282 Months Ended		283 Months Ended	284 Months Ended	286 Months Ended		287 Months Ended	298 Months Ended	505 Months Ended
	Jan. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent		23.53%	9.19%			13.17%															11.62%
Performance Inception Date	Dec. 01, 1983
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		26.45%	9.68%			13.39%													10.46%
Performance Inception Date	Feb. 15, 2002
Class C
Prospectus [Line Items]
Average Annual Return, Percent		29.10%	9.67%			13.14%														9.29%
Performance Inception Date	Mar. 15, 2001
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		29.04%	9.62%			13.35%												10.59%
Performance Inception Date	Feb. 21, 2002
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		30.71%	10.19%			13.52%											10.06%
Performance Inception Date	Mar. 15, 2002
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		31.02%	10.44%			13.79%														9.55%
Performance Inception Date	Mar. 15, 2001
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		31.26%	10.65%			14.01%					12.71%
Performance Inception Date	Oct. 11, 2002
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		31.37%	10.75%			14.10%				11.50%
Performance Inception Date	Aug. 01, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.47%	9.21%			12.51%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.51%	8.28%			11.35%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		31.51%	10.87%		15.05%
Performance Inception Date	Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		31.36%	10.74%	13.84%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		31.43%	10.80%	13.90%
Performance Inception Date	Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		30.09%	9.67%			12.98%							10.48%
Performance Inception Date	Jun. 21, 2002
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		30.06%	9.66%			12.97%									9.98%
Performance Inception Date	May 31, 2002
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		30.67%	10.15%			13.48%								11.02%
Performance Inception Date	Jun. 25, 2002
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		31.05%	10.48%			13.82%						12.24%
Performance Inception Date	Jul. 25, 2002
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		31.43%	10.82%			14.17%										10.99%
Performance Inception Date	May 15, 2002
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		31.51%	10.87%			14.22%			15.14%
Performance Inception Date	May 01, 2009
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		30.46%	9.98%			13.31%		11.96%
Performance Inception Date	Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		31.32%	10.70%			14.05%	13.69%
Performance Inception Date	Nov. 20, 2015
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%			11.72%				8.51%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%			14.82%				12.35%